Net Loss Per Share - Schedule of Potentially Dilutive Securities not included in the Diluted Per Share Calculations (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	69,932,122	50,000,000
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	50,000,000	50,000,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,432,122	0
Retainer Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	12,500,000	0